Related Party Disclosures - Narrative (Details)	Feb. 24, 2023
NSNCo, PES
Related Party Transaction [Line Items]
Ownership interest (as percent)	35.00%
SeaMex Limited
Related Party Transaction [Line Items]
Ownership interest (as percent)	100.00%
Seabras loans receivable
Related Party Transaction [Line Items]
Ownership interest (as percent)	50.00%